As filed with the U.S. Securities and Exchange Commission
on August 17, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 470 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 473 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on September 15, 2017 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 470 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 144, which was filed with the Securities and Exchange Commission on May 23, 2014. This Post-Effective Amendment No. 470 is filed solely for the purpose of designating September 15, 2017 as the new effective date of Post-Effective Amendment No. 144, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 462 on July 19, 2017, Post-Effective Amendment No. 456 on June 22, 2017, Post-Effective Amendment No. 449 on May 25, 2017, Post-Effective Amendment No. 443 on April 27, 2017, Post-Effective Amendment No. 437 on March 30, 2017, Post-Effective Amendment No. 427 on March 2, 2017, Post-Effective Amendment No. 418 on February 2, 2017, Post-Effective Amendment No. 410 on January 4, 2017, Post-Effective Amendment No. 403 on December 7, 2016, Post-Effective Amendment No. 397 on November 9, 2016, Post-Effective Amendment No. 388 on October 12, 2016, Post-Effective Amendment No. 382 on September 14, 2016, Post-Effective Amendment No. 376 on August 18, 2016, Post-Effective Amendment No. 367 on July 20, 2016, Post-Effective Amendment No. 359 on June 23, 2016, Post-Effective Amendment No. 352 on May 24, 2016, Post-Effective Amendment No. 340 on April 28, 2016, Post-Effective Amendment No. 327 on March 23, 2016, Post-Effective Amendment No. 316 on March 2, 2016, Post-Effective Amendment No. 307 on February 3, 2016, Post-Effective Amendment No. 299 on January 7, 2016, Post-Effective Amendment No. 292 on December 9, 2015, Post-Effective Amendment No. 286 on November 12, 2015, Post-Effective Amendment No. 279 on October 14, 2015, Post-Effective Amendment No. 272 on September 16, 2015, Post-Effective Amendment No. 265 on August 19, 2015, Post-Effective Amendment No. 260 on July 21, 2015, Post-Effective Amendment No. 250 on June 18, 2015, Post-Effective Amendment No. 240 on May 21, 2015, Post-Effective Amendment No. 233 on April 30, 2015, Post-Effective Amendment No. 226 on April 1, 2015, Post-Effective Amendment No. 214 on March 5, 2015, Post-Effective Amendment No. 207 on February 5, 2015, Post-Effective Amendment No. 202 on January 13, 2015, Post-Effective Amendment No. 197 on December 18, 2014, Post-Effective Amendment No. 190 on November 20, 2014, Post-Effective Amendment No. 182 on October 23, 2014, Post-Effective Amendment No. 170 on September 24, 2014, Post-Effective Amendment No. 164 on August 28, 2014, Post-Effective Amendment No. 156 on July 31, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 470 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of August, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	August 17, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	August 17, 2017
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		August 17, 2017

*	Trustee
Scott R. Chichester		August 17, 2017

*	Trustee
Kartik Kiran Shah		August 17, 2017

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney